UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 02, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      25795       411200   X                        411200
Apache Corp              Common    037411105      24463       266392   X                        266392
Arena Resources Inc Com  Common    040049108       3532        99500   X                         99500
BP P.L.C.                Common    055622104       1043        19600   X                         19600
CGG Veritas Sponsored A  Common    204386106      11595       495500   X                        495500
Cabot Oil & Gas          Common    127097103      17768       497000   X                        497000
Cameron International C  Common    13342B105       8585       227000   X                        227000
Canadian Natural Resour  Common    136385101      27506       409373   X                        409373
CenterPoint Energy Inc   Common    15189T107      14445      1162100   X                       1162100
Chevron Corp             Common    166764100      14942       212148   X                        212148
Devon Energy Corp        Common    25179M103      17150       254711   X                        254711
EQT Corporation Com      Common    26884L109       2633        61800   X                         61800
El Paso Corporation      Common    28336L109       8091       783988   X                        783988
Endeavour International  Common    29259G101       6537      5402310   X                       5402310
Exxon Mobil Corp         Common    30231G102      14614       213000   X                        213000
Forest Oil Corp          Common    346091705       6703       342500   X                        342500
Hess Corporation         Common    42809H107      18425       344645   X                        344645
Mariner Energy Inc       Common    56845T305       1871       131945   X                        131945
National Fuel Gas Co     Common    636180101      17522       382500   X                        382500
National-Oilwell Varco,  Common    637071101      14046       325672   X                        325672
Noble Energy Inc         Common    655044105      21826       330900   X                        330900
Occidental Petroleum Co  Common    674599105      23920       305108   X                        305108
Petroleo Brasileiro Sa   Common    71654V101      22556       573800   X                        573800
Questar Corp             Common    748356102        225         6000   X                          6000
Range Resouces Corp      Common    75281A109      13272       268880   X                        268880
Royal Dutch Shell Plc C  Common    780259206       2857        49950   X                         49950
Southern Union Company   Common    844030106       6899       331855   X                        331855
Southwestern Energy Co   Common    845467109      11332       265500   X                        265500
Spectra Energy Corp      Common    847560109      14447       762801   X                        762801
Suncor Energy Inc New    Common    867224107        221         6400   X                          6400
Talisman Energy, Inc     Common    87425E103      19907      1148017   X                       1148017
Transocean Inc Switzerl  Common    H8817H100      18836       220223   X                        220223
Ultra Petroleum Corp     Common    903914109       1635        33400   X                         33400
Williams Companies       Common    969457100      13419       750950   X                        750950
XTO Energy Inc           Common    98385X106      15494       374977   X                        374977

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  444,111